Consolidated Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Of Comprehensive Income
Net profit for the year	£ 2,078	£ 1,944	£ 1,788
Items that will not be reclassified to profit or loss:
Actuarial (losses)/gains on defined benefit pension schemes	5	43	(75)
Tax on items that will not be reclassified to profit or loss	(3)	(11)	19
Total items that will not be reclassified to profit or loss	2	32	(56)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(438)	175	(285)
Fair value movements on cash flow hedges	55	11	29
Transfer to profit from cash flow hedge reserve	(36)	(20)	18
Tax on items that may be reclassified to profit or loss	(5)	3	(12)
Total items that may be reclassified to profit or loss	(424)	169	(250)
Other comprehensive (loss)/income for the year	(422)	201	(306)
Total comprehensive income for the year	1,656	2,145	1,482
Attributable to:
Shareholders	1,643	2,135	1,475
Non-controlling interests	13	10	7
Total comprehensive income for the year	£ 1,656	£ 2,145	£ 1,482